UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

            /s/ Michael E. Leonetti         Buffalo Grove, IL      05/08/2003
            -----------------------         -----------------      ----------
            [Signature]                     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                              ----------
Form 13F Information Table Entry Total:                              47
                                                              ----------
Form 13F Information Table Value Total:                       $  106,310
                                                              ----------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                           Leonetti & Associates, Inc.
                                    31-Mar-03

                                                           VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
--------------------------- --------------   --------- ----------- --------     ---  ----  ------- --------  --------  ------   ----
AOL Time Warner                COM           00184A105     1,882    143,690     SH          Sole              21,000         122,690
AOL Time Warner                COM           00184A105     1,201    110,590     SH          Sole              16,500          94,090
American Standard              COM           029712106       619      9,000     SH          Sole               9,000
Apollo Group Inc Cl A          CL A          037604105     2,789     55,900     SH          Sole              10,000          45,900
Aramark Corp Cl B              CL B          038521100     1,940     84,700     SH          Sole              15,000          69,700
Associated Banc Corp           COM           045487105       356     11,000     SH          Sole                              11,000
Avon Products Inc              COM           054303102     5,899    103,400     SH          Sole               2,000         101,400
BB & T Corp Com                COM           054937107     2,859     90,950     SH          Sole              20,000          70,950
Biomet Inc                     COM           090613100     2,863     93,400     SH          Sole              10,000          83,400
Black & Decker                 COM           091797100       279      8,000     SH          Sole               8,000
Blockbuster Inc.               COM           093679108       569     33,300     SH          Sole                              33,300
Borg Warner Inc                COM           099724106     4,430     92,600     SH          Sole              14,700          77,900
California Pizza Kitchen Inc.  COM           13054D109       513     22,300     SH          Sole                              22,300
Charter One Financial Inc      COM           160903100     2,619     94,678     SH          Sole              11,025          83,653
Computer Sciences Corp         COM           205363104       456     14,000     SH          Sole              14,000
Conagra Foods Inc              COM           205887102     4,022    200,275     SH          Sole              17,000         183,275
Dean Foods Co                  COM           242370104     3,995     93,100     SH          Sole              12,500          80,600
Dial Corp New Com              COM           25247D101     1,694     87,300     SH          Sole              17,700          69,600
Eon Labs                       COM           29412E100     1,100     41,200     SH          Sole               5,000          36,200
Exelon Corp                    COM           30161N101     2,551     50,600     SH          Sole                              50,600
Fisher Scientific Intl         COM           338032204       302     10,800     SH          Sole              10,000             800
Hot Topic Inc Com              COM           441339108     1,350     57,900     SH          Sole               5,000          52,900
IBM Corp                       COM           459200101     5,780     73,700     SH          Sole               8,000          65,700
JetBlue Airways Corp           COM           477143101     4,115    148,500     SH          Sole              11,750         136,750
Johnson & Johnson              COM           478160104     7,384    127,600     SH          Sole              15,000         112,600
Kellogg Co                     COM           487836108     2,636     86,000     SH          Sole                              86,000
Leapfrog Enterprises Inc       COM           52186N106       877     36,800     SH          Sole               5,000          31,800
Lincare Holdings Inc           COM           532791100     2,225     72,500     SH          Sole              15,000          57,500
Movie Gallery Inc              COM           624581104       458     26,300     SH          Sole                              26,300
Nasdaq 100                     UNIT SER 1    631100104     2,338     92,600     SH          Sole                              92,600
Nokia Corp                     COM           654902204     2,935    209,500     SH          Sole              23,000         186,500
P F Chang's China Bistro Inc.  COM           69333Y108     1,095     29,600     SH          Sole                              29,600
Patterson UTI Energy           COM           703481101     1,160     35,900     SH          Sole              10,000          25,900
Pepsi Bottling Group           COM           713409100     1,416     79,000     SH          Sole              15,000          64,000
Prudential Financial Inc       COM           744320102     1,258     43,000     SH          Sole                              43,000
Qualcomm Inc                   COM           747525103     1,237     34,300     SH          Sole                              34,300
Safeco Corp                    COM           786429100     1,735     49,600     SH          Sole                              49,600
Spdr Tr                        UNIT SER 1    78462F103     4,805     56,700     SH          Sole              11,200          45,500
Sara Lee Corp                  COM           803111103     3,572    191,000     SH          Sole              22,700         168,300
Stericycle Inc                 COM           858912108     2,210     58,800     SH          Sole               5,500          53,300
Sunrise Assist Living          COM           86768K106     1,658     69,100     SH          Sole              15,000          54,100
Sysco Corp                     COM           871829107     1,534     60,300     SH          Sole                              60,300
Target Corporation             COM           87612E106       234      8,000     SH          Sole               8,000
Tribune Co                     COM           896047107     5,248    116,600     SH          Sole              17,000          99,600
Verizon Communications         COM           92343V104     2,528     71,500     SH          Sole                              71,500
Waste Connections Inc          COM           941053100     1,032     29,900     SH          Sole                              29,900
Wells Fargo & Co               COM           949746101     2,653     58,975     SH          Sole                              58,975
YUM! Brands Inc.               COM           988498101     1,781     73,200     SH          Sole                              73,200
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                  47        DATA RECORDS   106,310